Goodwill (Details) - GBP (£) £ in Thousands		12 Months Ended
	Dec. 23, 2017	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		£ 2,478	£ 664
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		2,478	664	£ 664
Cost | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		2,478	664	664
Additions		1,814
Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		0	0	0
Discuva Limited
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 1,814
Percentage of voting equity interests acquired	100.00%
Discuva Limited | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		1,814	0	0
Discuva Limited | Cost | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		1,814	0	0
Additions	£ 1,800	1,814
Discuva Limited | Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		0	0	0
MuOx Limited | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		664	664	664
MuOx Limited | Cost | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		664	664	664
Additions		0
MuOx Limited | Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		£ 0	£ 0	£ 0